Principal assumptions on provisions valuation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PCBs
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.09%	1.27%
Discount rate	1.97%	2.18%
Nuclear plants
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.10%	1.21%
Discount rate	2.43%	2.94%
Spent fuel
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.93%	2.93%
Discount rate	4.49%	4.49%